ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued advertising and marketing fee	¥ 98,888		¥ 105,638		¥ 715,218
Payables related to services fee and others	166,154		152,396		248,816
Amounts due to customers for the segregated bank balances held on their behalf	474,969		405,719		125,437
Deposit	2,486		2,913		15,995
Value added tax and surcharges	6,590		16,494		42,699
Others	37,126		43,526		80,945
Total accrued expenses and other current liabilities	¥ 786,213	$ 121,768	¥ 726,686	$ 112,549	¥ 1,229,110